Goodwill And Other Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Indefinite lived intangible assets	$ 50,503	$ 37,963
Less: accumulated amortization	(6,186)	(3,825)
Finite lived intangible assets, net	24,863	18,664
Intangible assets, net	75,366	56,627
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, minimum, years	10
Finite lived intangible assets, Estimated Useful lives, maximum, years	15
Finite lived intangible assets, gross	29,530	22,120
Trade Name [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10
Finite lived intangible assets, gross	1,150
Non-Compete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7
Finite lived intangible assets, gross	$ 369	$ 369